Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	10x Genomics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39035
Entity Tax Identification Number	45-5614458
Entity Address, Address Line One	6230 Stoneridge Mall Road
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	401-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	TXG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001770787